SM&R Investments, Inc.

Supplement effective April 30, 2004 to the Class A and Class B Prospectus dated December 31, 2003

On page 1, under "Fund Facts You May Find Helpful", the Assistant Portfolio Manager, Nam Hoang, is hereby deleted.

On page 32, in the table "Fees and Expenses of the Funds", the following fee table has been restated to change the column "Wire Redemption Fees on Redemptions less than $10,000" to read: $20.00 for each of the Funds and their respective classes.

Shareholder Fees

(fees paid directly from your investment)

	Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	Maximum Deferred Sales Charge (as a percentage of the lesser of the offering price or redemption value)	Wire Redemption Fees on Redemptions less than $10,000	Maximum Account Fees (custodian fee applicable to tax deferred accounts only)
SM&R Equity Funds:
Alger Technology Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
Alger Aggressive Growth Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
Alger Small-Cap Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
Alger Growth Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
Growth Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
Equity Income Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
Balanced Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
SM&R Fixed Income Funds:
Government Bond Fund
Class A	4.75%(2)	(3)	$20.00	$10.00
Class B	NONE	3.00%(4)	$20.00	$10.00
Tax Free Fund
Class A	4.75%(2)	(3)	$20.00	$10.00
Class B	NONE	3.00%(4)	$20.00	$10.00
Primary Fund	NONE	NONE	$20.00	$10.00
Money Market Fund	NONE	NONE	$20.00	$10.00

On page 70, in the 2nd column, first paragraph after item (h), the paragraph is hereby amended to read:

You may exchange shares you own in the Primary Fund for Class A or Class T shares of another fund, provided you meet any eligibility requirements and pay any sales charge applicable to the acquired shares. You cannot exchange shares of the Primary Fund for Class B shares of another fund.

On page 72, under "Dividend Reinvestments", beginning 6/1/04 a new 2nd paragraph is being added which reads as follows:

Please Note: The minimum dollar amount of a Dividend that will be issued by check, wire, or Automated Clearing House (ACH) is $10.00, and the minimum dollar amount of a Capital Gain that will be issued by check, wire, or ACH is $10.00.

SM&R Investments, Inc.

Supplement effective April 30, 2004 to the Class T Prospectus dated December 31, 2003

On page 17, in the table "Fees and Expenses of the Funds", the following fee table has been restated to change the column "Wire Redemption Fees on Redemptions less than $10,000" to read: $20.00 for each of the Funds.

Shareholder Fees

(fees paid directly from your investment)

SM&R Equity Funds	Growth Fund Class T	Equity Income Fund Class T	Balanced Fund Class T

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%(1)	5.75%(1)	5.75%(1)

Maximum Account Fees (custodian fee applicable to tax deferred accounts only)	$10.00	$10.00	$10.00

Wire Redemption Fees on Redemptions less than $10,000	$20.00	$20.00	$20.00

SM&R Fixed Income Funds:	Government Bond Fund Class T	Tax Free Fund Class T	Primary Fund

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.50%(2)	4.50%(2)	None

Maximum Account Fees (custodian fee applicable to tax deferred accounts only)	$10.00	$10.00	$10.00

Wire Redemption Fees on Redemptions less than $10,000	$20.00	$20.00	$20.00

On page 46, in the 1st column, first paragraph after item (h), the paragraph is hereby amended to read:

You may exchange shares you own in the Primary Fund for Class A or Class T shares of another fund, provided you meet any eligibility requirements and pay any sales charge applicable to the acquired shares. You cannot exchange shares of the Primary Fund for Class B shares of another fund.

On page 47, under "Dividend Reinvestments", a new 2nd paragraph is being added and reads as follows:

Please note: The minimum dollar amount of a Dividend that will be issued by check, wire, or Automated Clearing House (ACH) is $10.00, and the minimum dollar amount of a Capital Gain that will be issued by check, wire, or ACH is $10.00.